AMOUNTS RECEIVABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
AMOUNTS RECEIVABLES

NOTE 4 – AMOUNTS RECEIVABLES

	September 30, 2023	December 31, 2022
Trades receivable	$118,794	$136,274
Income tax advances	17,773	90,528
Due from shareholders	743	1,002
	$137,310	$227,804

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2023

(Expressed in Canadian dollars)

(Unaudited)

NOTE 5 – AMOUNTS RECEIVABLE

	December 31, 2022	December 31, 2021
Trade receivables	$136,274	$131,187
Income tax advances	90,528	61,547
Due from shareholders	1,002	4,094
	$227,804	$196,828

Information on the Company’s exposure to credit risk and market risk, as well as impairment losses on trade receivables and other amounts receivable, is provided in Note 15.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2022 and 2021

(Expressed in Canadian dollars, unless otherwise noted)